SCHEDULE OF PROCEEDS AND REPAYMENTS AND SHORT-TERM LOANS PAYABLE TO RELATED PARTIES (Details) ¥ in Millions								12 Months Ended
		Dec. 09, 2024 USD ($)	Dec. 09, 2024 CNY (¥)	Nov. 08, 2023 USD ($)	Nov. 08, 2023 CNY (¥)	Oct. 30, 2023 USD ($)	Oct. 30, 2023 CNY (¥)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)	Oct. 30, 2023 CNY (¥)
Related Party Transaction [Line Items]
Proceeds from related parties total				$ 100,000	¥ 1.0	$ 400,000	¥ 3.0	$ 13,897		$ 564,887
Total												28,233
Mr Xiusheng Wang [Member]
Related Party Transaction [Line Items]
Proceeds from related parties total		$ 13,700	¥ 0.1					13,897
Beijing Xinlongmai Enterprise Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Proceeds from related parties total	[1]									423,663
Short-term loans payable to related parties total						400,000		410,999	[1]	422,541	[1]		¥ 3.0
Huizhou Highpower Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Proceeds from related parties total	[1]									141,224
Short-term loans payable to related parties total						$ 100,000		136,999	[1]	140,847	[1]		¥ 1.0
Related Party [Member]
Related Party Transaction [Line Items]
Proceeds from related parties total								13,897		564,887
Short-term loans payable to related parties total								561,698		563,388
Mr. Zhijiang Chen [Member]
Related Party Transaction [Line Items]
Total												$ 28,233
Mr.Xiusheng Wang [Member]
Related Party Transaction [Line Items]
Short-term loans payable to related parties total	[1]							$ 13,700

[1]	On October 30, 2023, the Company entered into two one-year loans with its related parties Beijing Xinlongmai Enterprise Management Co., Ltd. (“ Beijing Xinlongmai”) and Huizhou Highpower Technology Co., Ltd. (“Huizhou Highpower”) of RMB